Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.0%

	Australia — 1.8%
19,017	Ansell, Ltd.	481,962
42,400	Cochlear, Ltd.	5,519,522
49,233	Coles Group, Ltd.	583,480
302,618	Evolution Mining, Ltd.	1,207,002
124,341	Newcrest Mining, Ltd.	2,765,786
25,320	Northern Star Resources, Ltd.	240,450
301,629	Regis Resources, Ltd.	1,106,710
69,940	Saracen Mineral Holdings, Ltd.*	267,994
329,851	Sonic Healthcare, Ltd.	6,947,359
142,363	Westgold Resources, Ltd.*	207,818
27,601	Woolworths Group, Ltd.	710,124

	Total Australia	20,038,207

	Austria — 0.3%
24,241	EVN AG	408,692
9,298	Flughafen Wien AG*	263,979
15,021	Oesterreichische Post AG(a)	496,601
34,645	Telekom Austria AG Class A*	239,173
62,196	UNIQA Insurance Group AG	418,033
44,426	Vienna Insurance Group AG Wiener Versicherung Gruppe*	992,009

	Total Austria	2,818,487

	Belgium — 0.1%
28,446	Colruyt SA	1,563,713

	Bermuda — 1.2%
149,500	CK Infrastructure Holdings, Ltd.	770,268
96,800	Dairy Farm International Holdings, Ltd.	450,802
342,000	Emperor International Holdings, Ltd.	56,852
27,106	Enstar Group, Ltd.*	4,140,984
10,414	Everest Re Group, Ltd.	2,147,367
38,529	Genpact, Ltd.	1,407,079
89,500	Kerry Logistics Network, Ltd.	118,828
300,000	Regal Hotels International Holdings, Ltd.	118,460
15,373	RenaissanceRe Holdings, Ltd.	2,629,244
120,500	SmarTone Telecommunications Holdings, Ltd.	64,546
7,500	Soundwill Holdings, Ltd.	6,650
58,000	Transport International Holdings, Ltd.	112,434
114,600	VTech Holdings, Ltd.	688,756
1,100	White Mountains Insurance Group, Ltd.	976,767
3,000	Wing On Co. International, Ltd.	6,731
32,000	Wing Tai Properties, Ltd.	16,102

	Total Bermuda	13,711,870

	Canada — 5.4%
7,500	Alimentation Couche-Tard, Inc. Class B	234,416
32,812	Atco, Ltd. Class I	970,146

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
70,200	B2Gold Corp.	397,903
36,600	Bank of Montreal	1,941,789
32,400	Bank of Nova Scotia (The)	1,336,440
48,301	BCE, Inc.	2,017,533
5,689	Canadian Imperial Bank of Commerce	379,016
75,548	Canadian National Railway Co.	6,662,313
27,600	Canadian Pacific Railway, Ltd.	7,047,384
2,719	Canadian Utilities, Ltd. Class A	67,476
24,400	Canadian Western Bank	423,686
98,789	Centerra Gold, Inc.	1,098,864
3,400	Cogeco Communications, Inc.	244,166
6,400	Cogeco, Inc.	380,711
2,912	Constellation Software, Inc.	3,277,368
19,000	Dundee Precious Metals, Inc.	124,714
62,900	Empire Co., Ltd. Class A	1,501,380
1,703	Fortis, Inc.	64,556
29,600	George Weston, Ltd.	2,161,322
121,478	Intact Financial Corp.(a)	11,524,356
42,100	Loblaw Cos., Ltd.	2,043,488
47,200	National Bank of Canada	2,131,971
39,300	North West Co., Inc. (The)(a)	856,405
171,567	OceanaGold Corp.*	398,056
18,400	Osisko Gold Royalties, Ltd.	183,189
27,800	Rogers Communications, Inc. Class B	1,113,429
29,800	Royal Bank of Canada	2,015,329
90,900	Shaw Communications, Inc. Class B	1,477,626
45,500	SSR Mining, Inc.*	966,457
12,331	Timbercreek Financial Corp.	77,770
34,600	Torex Gold Resources, Inc.*	543,388
7,400	Toronto-Dominion Bank (The)	329,197
55,428	Waste Connections, Inc.	5,198,592
114,600	Yamana Gold, Inc.	620,960

	Total Canada	59,811,396

	Cayman Islands — 0.7%
33,200	Alibaba Group Holding, Ltd., ADR*	7,161,240
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	38,785

	Total Cayman Islands	7,200,025

	Denmark — 0.4%
3,247	Carlsberg AS Class B	428,705
2,224	Coloplast AS Class B	344,605
5,248	Genmab AS*	1,754,655
30,844	Novo Nordisk AS Class B	1,994,914
2,693	Schouw & Co. AS	214,177
5,230	Spar Nord Bank AS*	41,520

	Total Denmark	4,778,576

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Finland — 0.4%
34,895	Aktia Bank OYJ*	345,463
13,028	Elisa OYJ	791,661
129,444	Kesko OYJ Class B	2,211,027
1,759	Lassila & Tikanoja OYJ	25,827
18,684	Orion OYJ Class B	903,026
50,685	Raisio OYJ Class V	172,923

	Total Finland	4,449,927

	France — 3.2%
1,502	BioMerieux	206,161
20,813	BNP Paribas SA*	824,835
1,791	Boiron SA	73,801
1,637	Caisse Regionale de Credit Agricole Mutuel Brie Picardie*	42,366
7,622	Caisse Regionale de Credit Agricole Mutuel Nord de France*	177,083
93,074	Carrefour SA	1,436,365
49,735	Credit Agricole SA*	469,638
7,826	Danone SA	540,620
119,479	Edenred	5,218,036
5,600	IPSOS	140,066
65,169	Lagardere SCA* (a)	926,114
470	LNA Sante SA	25,061
552	Manutan International	32,084
36,602	Metropole Television SA*	412,373
176,300	Orange SA	2,105,455
123,700	Rubis SCA	5,935,558
69,993	Safran SA*	6,999,378
19,941	Sanofi	2,028,146
523	Sartorius Stedim Biotech	131,971
304	Savencia SA*	18,436
74	Societe Fonciere Lyonnaise SA REIT	5,904
23,808	Suez	278,672
97,444	Veolia Environnement SA	2,187,984
1,091	Vetoquinol SA	74,971
10	Vilmorin & Cie SA	529
38,164	Vinci SA	3,508,422
478	Virbac SA*	104,592
72,927	Vivendi SA	1,868,623

	Total France	35,773,244

	Germany — 1.4%
9,941	Beiersdorf AG	1,127,504
109,291	Brenntag AG	5,735,664
25,720	CTS Eventim AG & Co. KGaA*	1,067,947
158,790	Deutsche Telekom AG	2,655,318
2,290	Freenet AG	36,736
3,385	Hornbach Holding AG & Co. KGaA	280,205
1,985	KWS Saat SE & Co. KGaA	148,468
2,128	McKesson Europe AG	62,399
26,054	Merck KGaA	3,019,487

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
503	MorphoSys AG*	63,517
28,520	Talanx AG*	1,058,087
8,278	United Internet AG	349,194
18,732	Wuestenrot & Wuerttembergische AG	318,630

	Total Germany	15,923,156

	Hong Kong — 1.7%
810,027	AIA Group, Ltd.	7,539,025
71,000	BOC Hong Kong Holdings, Ltd.	225,431
420,000	CITIC Telecom International Holdings, Ltd.	133,398
99,500	CLP Holdings, Ltd.	974,385
104,000	Dah Sing Banking Group, Ltd.	95,073
18,800	Dah Sing Financial Holdings, Ltd.	52,894
1,953,119	Guangdong Investment, Ltd.	3,352,588
239,000	HK Electric Investments & HK Electric Investments, Ltd.	248,283
1,823,000	HKT Trust & HKT, Ltd.	2,679,623
16,000	Hong Kong Ferry Holdings Co., Ltd.(a)	12,140
49,000	Kowloon Development Co., Ltd.	53,194
38,000	Liu Chong Hing Investment, Ltd.	34,722
12,000	Miramar Hotel & Investment	21,483
3,014,000	PCCW, Ltd.	1,719,744
360,000	Power Assets Holdings, Ltd.	1,954,934
361,000	Regal Real Estate Investment Trust REIT	57,044
393,000	Sunlight Real Estate Investment Trust REIT	196,001

	Total Hong Kong	19,349,962

	Ireland — 1.9%
23,437	Accenture Plc Class A	5,032,393
14,403	Aon Plc Class A	2,774,018
6,851	C&C Group Plc	19,449
3,040	ICON Plc, ADR*	512,118
17,300	Jazz Pharmaceuticals Plc*	1,908,882
45,806	Medtronic Plc	4,200,410
43,900	Perrigo Co. Plc	2,426,353
5,300	STERIS Plc	813,232
23,991	Total Produce Plc	30,709
14,100	Willis Towers Watson Plc	2,776,995

	Total Ireland	20,494,559

	Israel — 0.5%
184,763	Bank Hapoalim BM	1,107,613
25,476	Bank Leumi Le-Israel BM	128,479
4,896	Check Point Software Technologies, Ltd.*	525,977
3,121	FIBI Holdings, Ltd.	76,291
22,262	First International Bank Of Israel, Ltd.	470,972
3	Isracard, Ltd.	7
331,092	Israel Discount Bank, Ltd. Class A	1,013,981
3,054	Mizrahi Tefahot Bank, Ltd.	57,534

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
696	Nice, Ltd., ADR* (a)	131,711
14,032	Radware, Ltd.*	331,015
1,503	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	83,342
46,098	Shufersal, Ltd.	301,110
56,884	Strauss Group, Ltd.	1,576,764
1,613	Taro Pharmaceutical Industries, Ltd.*	107,248

	Total Israel	5,912,044

	Italy — 0.0%
30,454	Ascopiave SpA	128,262

	Japan — 4.5%
17,500	Aeon Co., Ltd.	406,814
7,100	Aeon Hokkaido Corp.(a)	55,088
2,100	Ain Holdings, Inc.	137,518
6,900	Alpen Co., Ltd.	106,998
11,800	Arcs Co., Ltd.	237,282
46,500	Astellas Pharma, Inc.	774,714
1,900	AT-Group Co., Ltd.	23,838
1,200	Belc Co., Ltd.	82,071
6,100	Cawachi, Ltd.	157,196
17,800	Chugoku Electric Power Co., Inc. (The)	237,871
1,600	Cosmos Pharmaceutical Corp.	245,424
7,000	Create SD Holdings Co., Ltd.	217,185
146,242	DCM Holdings Co., Ltd.(a)	1,679,445
15,400	DyDo Group Holdings, Inc.	696,338
6,989	Earth Corp.	532,278
39,731	EDION Corp.	402,899
7,300	Fujitsu, Ltd.	855,208
8,600	Heiwado Co., Ltd.	150,843
3,400	Hokuto Corp.	64,120
4,900	J-Oil Mills, Inc.	181,146
143,300	Japan Post Bank Co., Ltd.	1,066,496
221,100	Japan Post Holdings Co., Ltd.	1,573,547
121,700	Japan Tobacco, Inc.(a)	2,259,886
11,400	Japan Wool Textile Co., Ltd. (The)	112,970
19,155	Kaken Pharmaceutical Co., Ltd.	979,685
900	Kameda Seika Co., Ltd.	43,235
17,700	Kato Sangyo Co., Ltd.	579,593
80,900	KDDI Corp.	2,427,637
18,287	Kohnan Shoji Co., Ltd.	577,786
53,300	Komeri Co., Ltd.	1,362,846
82,500	KYORIN Holdings, Inc.	1,696,763
17,600	Lawson, Inc.	883,207
2,000	Life Corp.	64,021
15,300	Lion Corp.(a)	367,121
114,900	Marui Group Co., Ltd.	2,076,709
71,100	Medipal Holdings Corp.	1,369,907
15,700	Mitsubishi Shokuhin Co., Ltd.	399,917

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
1,701,000	Mizuho Financial Group, Inc.	2,087,638
7,400	Mizuno Corp.	142,358
30,000	Mochida Pharmaceutical Co., Ltd.	1,116,314
64,700	Nichi-iko Pharmaceutical Co., Ltd.	782,255
40,900	Nippon Flour Mills Co., Ltd.	613,784
9,701	Nippon Kanzai Co., Ltd.	177,563
96,000	Nippon Telegraph & Telephone Corp.	2,236,763
30,100	Nisshin Oillio Group, Ltd. (The)	939,436
108,300	NTT DOCOMO, Inc.	2,891,469
4,500	Ohsho Food Service Corp.	252,038
10,500	Okinawa Cellular Telephone Co.	401,908
21,472	Okinawa Electric Power Co., Inc. (The)	356,836
3,300	Okuwa Co., Ltd.	50,587
1,200	San-A Co., Ltd.	45,886
17,300	Sankyo Co., Ltd.	418,389
7,700	Sawai Pharmaceutical Co., Ltd.	395,722
62,400	Seven & i Holdings Co., Ltd.	2,038,057
22,459	Showa Sangyo Co., Ltd.	688,253
9,800	SKY Perfect JSAT Holdings, Inc.(a)	36,383
170,900	Softbank Corp.	2,177,086
23,800	Sugi Holdings Co., Ltd.	1,611,341
30,400	Sumitomo Mitsui Financial Group, Inc.(a)	855,657
15,900	Sundrug Co., Ltd.	525,787
11,700	Suzuken Co., Ltd.	436,458
69,600	Toho Holdings Co., Ltd.	1,296,159
1,100	Tsuruha Holdings, Inc.(a)	151,540
9,800	Unicharm Corp.	401,846
13,500	United Super Markets Holdings, Inc.	142,152
14,000	Valor Holdings Co., Ltd.	273,012
55,500	Vital KSK Holdings, Inc.	530,643
2,600	Wowow, Inc.	58,408
6,000	Yaoko Co., Ltd.(a)	428,574
18,800	ZERIA Pharmaceutical Co., Ltd.(a)	349,015

	Total Japan	49,994,919

	Luxembourg — 0.1%
4,400	Spotify Technology SA*	1,136,036

	Netherlands — 1.4%
58,108	Airbus SE*	4,133,605
1,216	Amsterdam Commodities NV	26,599
77,720	Koninklijke Ahold Delhaize NV	2,115,758
343,219	Koninklijke KPN NV	908,761
7,754	Sligro Food Group NV(a)	119,360
159,051	Unilever NV	8,432,701

	Total Netherlands	15,736,784

	New Zealand — 0.4%
197,552	Argosy Property, Ltd.	149,500

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued
32,985	Arvida Group, Ltd.	30,742
40,901	Chorus, Ltd.	196,168
218,346	Contact Energy, Ltd.	887,545
46,009	EBOS Group, Ltd.	644,436
10,490	Fonterra Co-operative Group, Ltd.*	25,251
317,738	Infratil, Ltd.	959,647
32,213	Mainfreight, Ltd.	822,679
106,533	Mercury NZ, Ltd.	321,967
157,944	Spark New Zealand, Ltd.	466,575
6,801	Trustpower, Ltd.	30,391
15,201	Vector, Ltd.	35,215
3,702	Warehouse Group, Ltd. (The)	4,902

	Total New Zealand	4,575,018

	Norway — 0.3%
4,194	Olav Thon Eiendomsselskap ASA*	60,923
209,680	Orkla ASA	1,833,783
45,940	SpareBank 1 SR-Bank ASA*	333,397
61,697	Telenor ASA	896,806

	Total Norway	3,124,909

	Portugal — 0.2%
72,611	Jeronimo Martins SGPS SA*	1,270,014
81,509	NOS SGPS SA* (a)	355,191
99,893	REN—Redes Energeticas Nacionais SGPS SA	272,456
276,933	Sonae SGPS SA	199,415

	Total Portugal	2,097,076

	Singapore — 0.5%
24,921	Best World International, Ltd.(b)	24,295
216,400	Frasers Hospitality Trust REIT	72,338
8,000	Great Eastern Holdings, Ltd.	112,803
2,000	Haw Par Corp., Ltd.	14,103
57,384	Hong Leong Finance, Ltd.	102,765
645,210	Keppel Infrastructure Trust	251,625
3,404,049	NetLink NBN Trust	2,380,863
263,100	Olam International, Ltd.	263,619
181,200	OUE, Ltd.	154,900
1,324,901	Sheng Siong Group, Ltd.	1,569,005
257,500	Singapore Telecommunications, Ltd.	454,903
12,200	Straits Trading Co., Ltd.	13,922
33,000	United Industrial Corp., Ltd.	52,112
29,200	Wing Tai Holdings, Ltd.	37,557

	Total Singapore	5,504,810

	Spain — 0.8%
30,146	Aena SME SA*	4,012,025
1,020	Cia de Distribucion Integral Logista Holdings SA	18,994

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
40,006	Endesa SA(a)	984,334
21,765	Faes Farma SA	88,407
56,041	Viscofan SA	3,653,896

	Total Spain	8,757,656

	Sweden — 1.3%
71,433	Akelius Residential Property AB Class D(a)	130,059
91,216	Axfood AB	1,990,302
60,503	Essity AB Class B*	1,953,619
63,665	ICA Gruppen AB	3,017,334
723,900	Svenska Handelsbanken AB Class A*	6,863,397
10,264	Swedish Match AB	720,804

	Total Sweden	14,675,515

	Switzerland — 3.1%
4,888	AEVIS VICTORIA SA*	63,397
11,952	Allreal Holding AG	2,364,725
1,348	Banque Cantonale de Geneve	259,591
168	Basellandschaftliche Kantonalbank	154,659
579	Basler Kantonalbank	38,978
1,076	Berner Kantonalbank AG	260,547
17,306	BKW AG	1,551,439
27,870	Coca-Cola HBC AG*	697,499
438	Emmi AG	381,875
9	Graubuendner Kantonalbank	14,056
713	Helvetia Holding AG	66,375
588	Intershop Holding AG	351,655
180	Luzerner Kantonalbank AG*	74,434
2,790	Mobimo Holding AG*	806,295
55,565	Nestle SA	6,137,906
152,356	Novartis AG	13,236,917
3,664	Orior AG	301,010
10,016	Roche Holding AG	3,467,489
3,921	Sonova Holding AG*	781,773
245	St. Galler Kantonalbank AG	109,279
5,472	Swisscom AG	2,861,647
603	Thurgauer Kantonalbank	67,771
3,202	TX Group AG	237,505
294	Vaudoise Assurances Holding SA	137,663
13	Warteck Invest AG	28,537

	Total Switzerland	34,453,022

	United Kingdom — 3.7%
873	4imprint Group Plc	26,552
11,062	Associated British Foods Plc	261,398
6,811	AstraZeneca Plc	708,019
31,079	Atlantica Sustainable Infrastructure Plc	904,399
9,500	Atlassian Corp. Plc Class A*	1,712,565

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,568,500	BAE Systems Plc	9,355,301
221,774	Britvic Plc	2,108,262
786,398	BT Group Plc	1,106,783
231,012	Central Asia Metals Plc	417,704
10,157	Cranswick Plc	453,644
26,882	Diageo Plc	889,799
20,695	EMIS Group Plc	276,501
24,932	Ferguson Plc	2,033,800
310,143	GCP Student Living Plc REIT	474,753
5,532	Genus Plc	241,233
8,173	Hikma Pharmaceuticals Plc	224,009
676,864	J Sainsbury Plc	1,743,879
289,567	National Express Group Plc	670,997
11,366	National Grid Plc	138,786
177,596	Nomad Foods, Ltd.*	3,809,434
58,048	Reckitt Benckiser Group Plc	5,326,983
25,890	Secure Income REIT Plc REIT	86,334
75,518	Smith & Nephew Plc	1,402,907
103,833	Spirent Communications Plc	308,783
234,086	Tate & Lyle Plc	1,929,018
1,739	Telecom Plus Plc	30,567
85,538	Tesco Plc	240,839
37,082	Unilever Plc	1,993,723
48,764	Vectura Group Plc	58,470
45,501	Vodafone Group Plc	72,349
814,768	Wm Morrison Supermarkets Plc	1,916,679
4,972	YouGov Plc	47,266

	Total United Kingdom	40,971,736

	United States — 56.7%
116,400	Abbott Laboratories	10,642,452
16,375	Adobe, Inc.*	7,128,201
27,000	Akamai Technologies, Inc.*	2,891,430
2,485	Alleghany Corp.	1,215,513
30,605	Allstate Corp. (The)	2,968,379
13,844	Alphabet, Inc. Class A*	19,631,484
158,422	Altice USA, Inc. Class A*	3,570,832
49,900	Altria Group, Inc.	1,958,575
2,700	Amazon.com, Inc.*	7,448,814
51,271	Amdocs, Ltd.	3,121,378
30,478	Ameren Corp.	2,144,432
8,613	American Electric Power Co., Inc.	685,939
51,584	American Tower Corp. REIT	13,336,527
23,000	American Water Works Co., Inc.	2,959,180
9,700	AmerisourceBergen Corp. Class A	977,469
17,482	AMETEK, Inc.	1,562,366
15,700	Amgen, Inc.	3,703,002
8,646	ANSYS, Inc.*	2,522,298
4,200	Anthem, Inc.	1,104,516

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
14,900	Apple, Inc.	5,435,520
62,173	Arthur J. Gallagher & Co.	6,061,246
11,900	Assurant, Inc.	1,229,151
182,188	AT&T, Inc.	5,507,543
231	Atmos Energy Corp.	23,003
22,700	Automatic Data Processing, Inc.	3,379,803
400	AutoZone, Inc.*	451,248
98,650	Avangrid, Inc.	4,141,327
33,157	Ball Corp.	2,304,080
106,199	Baxter International, Inc.	9,143,734
25,480	Becton Dickinson and Co.	6,096,600
2,772	Berkshire Hathaway, Inc. Class B*	494,830
100	Bio-Techne Corp.	26,407
7,400	Biogen, Inc.*	1,979,870
13,400	BioMarin Pharmaceutical, Inc.*	1,652,756
1,825	Booking Holdings, Inc.*	2,906,021
76,455	Bristol-Myers Squibb Co.	4,495,554
14,400	Broadcom, Inc.	4,544,784
5,780	Broadridge Financial Solutions, Inc.	729,378
122,151	BWX Technologies, Inc.	6,918,633
1,600	Cable One, Inc.	2,839,760
24,835	Cadence Design Systems, Inc.*	2,383,167
1,600	Camden Property Trust REIT	145,952
15,000	Casey’s General Stores, Inc.	2,242,800
23,200	CBOE Holdings, Inc.	2,164,096
39,700	Cerner Corp.	2,721,435
34,600	CH Robinson Worldwide, Inc.(a)	2,735,476
36,500	Charter Communications, Inc. Class A*	18,616,460
5,400	Chemed Corp.	2,435,778
3,900	Church & Dwight Co., Inc.	301,470
40,000	Cigna Corp.*	7,506,000
16,600	Citrix Systems, Inc.	2,455,306
23,072	Clean Harbors, Inc.*	1,383,859
16,200	Clorox Co. (The)	3,553,794
23,083	CMS Energy Corp.	1,348,509
45,400	Coca-Cola Co. (The)	2,028,472
42,800	Colgate-Palmolive Co.	3,135,528
100,900	Comcast Corp. Class A	3,933,082
22,949	Consolidated Edison, Inc.	1,650,722
19,413	Cooper Cos., Inc. (The)	5,506,303
49,105	Copart, Inc.*	4,088,973
3,800	CoStar Group, Inc.*	2,700,546
15,000	Costco Wholesale Corp.	4,548,150
96,800	CVS Health Corp.	6,289,096
43,476	Danaher Corp.	7,687,861
3,600	Dollar General Corp.	685,836
22,077	DTE Energy Co.	2,373,278
800	Duke Energy Corp.	63,912
39,300	eBay, Inc.	2,061,285

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
3,800	Ecolab, Inc.	756,010
16,000	Electronic Arts, Inc.*	2,112,800
33,067	Eli Lilly & Co.	5,428,940
28,700	Encompass Health Corp.	1,777,391
200	Entergy Corp.	18,762
4,200	Equinix, Inc. REIT	2,949,660
31,600	Equity Commonwealth REIT	1,017,520
11,432	Equity LifeStyle Properties, Inc. REIT	714,271
67	Essex Property Trust, Inc. REIT	15,354
1,400	Estee Lauder Cos., Inc. (The) Class A	264,152
42,500	Evergy, Inc.	2,519,825
47,262	Exelon Corp.	1,715,138
35,900	Expeditors International of Washington, Inc.	2,729,836
18,000	F5 Networks, Inc.*	2,510,640
67,562	Facebook, Inc. Class A*	15,341,303
62,137	Fidelity National Information Services, Inc.	8,331,950
2,700	First Citizens BancShares, Inc. Class A	1,093,554
60,718	FirstEnergy Corp.	2,354,644
65,200	Flowers Foods, Inc.	1,457,872
96,053	Fortive Corp.	6,498,946
7,100	General Mills, Inc.	437,715
54,455	Globe Life, Inc.	4,042,195
40,224	GoDaddy, Inc. Class A*	2,949,626
33,600	Grocery Outlet Holding Corp.*	1,370,880
14,346	Hanover Insurance Group, Inc. (The)	1,453,680
33,800	Hawaiian Electric Industries, Inc.	1,218,828
33,298	HCA Healthcare, Inc.	3,231,904
22,026	Hershey Co. (The)	2,855,010
21,286	Hill-Rom Holdings, Inc.	2,336,777
105,979	Hologic, Inc.*	6,040,803
18,564	Home Depot, Inc. (The)	4,650,468
18,843	Honeywell International, Inc.	2,724,509
56,700	Hormel Foods Corp.	2,736,909
15,853	Humana, Inc.	6,147,001
13,000	IDACORP, Inc.	1,135,810
15,000	Incyte Corp.*	1,559,550
6,303	Ingredion, Inc.	523,149
91,900	Intel Corp.	5,498,377
118,200	Intercontinental Exchange, Inc.	10,827,120
15,238	Intuit, Inc.	4,513,343
3,400	Intuitive Surgical, Inc.*	1,937,422
23,900	JB Hunt Transport Services, Inc.	2,876,126
20,479	JM Smucker Co. (The)	2,166,883
44,690	Johnson & Johnson	6,284,755
27,738	Kellogg Co.	1,832,372
400	Kimberly-Clark Corp.	56,540
92,100	Kroger Co. (The)	3,117,585
2,400	Laboratory Corp. of America Holdings*	398,664
13,900	Landstar System, Inc.	1,561,109

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
5,675	Lockheed Martin Corp.	2,070,921
2,000	Markel Corp.*	1,846,340
2,000	Masimo Corp.*	455,980
32,259	Mastercard, Inc. Class A	9,538,986
3,459	McCormick & Co., Inc.	620,579
15,900	McKesson Corp.	2,439,378
438,214	Medical Properties Trust, Inc. REIT	8,238,423
70,634	Merck & Co., Inc.	5,462,127
15,540	Mercury General Corp.	633,255
37,843	Microsoft Corp.	7,701,429
13,925	Mid-America Apartment Communities, Inc. REIT	1,596,780
41,700	Mondelez International, Inc. Class A	2,132,121
3,100	Monolithic Power Systems, Inc.	734,700
5,792	Morningstar, Inc.	816,498
58,213	Motorola Solutions, Inc.	8,157,388
3,000	Nasdaq, Inc.	358,410
2,500	NewMarket Corp.	1,001,200
67,651	Newmont Corp.	4,176,773
16,070	NextEra Energy, Inc.	3,859,532
6,500	NiSource, Inc.	147,810
19,600	Old Dominion Freight Line, Inc.	3,323,964
82,014	Oracle Corp.	4,532,914
16,700	Paychex, Inc.	1,265,025
42,648	PepsiCo, Inc.	5,640,625
96,865	Performance Food Group Co.*	2,822,646
147,434	Pfizer, Inc.	4,821,092
56,800	Philip Morris International, Inc.	3,979,408
26,900	Pinnacle West Capital Corp.	1,971,501
900	Post Holdings, Inc.*	78,858
52,380	Procter & Gamble Co. (The)	6,263,077
38,283	Progressive Corp. (The)	3,066,851
16,930	Prologis, Inc. REIT	1,580,077
10,100	Public Service Enterprise Group, Inc.	496,516
10,900	Public Storage REIT	2,091,601
104,765	Raytheon Technologies Corp.	6,455,619
3,900	Regeneron Pharmaceuticals, Inc.*	2,432,235
38,204	Republic Services, Inc. Class A	3,134,638
4,000	ResMed, Inc.	768,000
23,900	Royal Gold, Inc.	2,971,248
1,200	S&P Global, Inc.	395,376
22,300	salesforce.com, Inc.*	4,177,459
28,900	Schneider National, Inc. Class B	712,963
54,061	Science Applications International Corp.	4,199,458
10,400	Seattle Genetics, Inc.*	1,767,168
11,400	Silgan Holdings, Inc.	369,246
49,500	Southern Co. (The)	2,566,575
48,100	Sprouts Farmers Market, Inc.*	1,230,879
16,853	Stryker Corp.	3,036,742
16,496	Sun Communities, Inc. REIT	2,238,177

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
21,872	Synopsys, Inc.*	4,265,040
33,700	T-Mobile US, Inc.*	3,509,855
19,400	Take-Two Interactive Software, Inc.*	2,707,658
32,600	Target Corp.	3,909,718
113,689	TD Ameritrade Holding Corp.	4,136,006
41,000	Texas Instruments, Inc.	5,205,770
27,000	TFS Financial Corp.	386,370
23,900	Thermo Fisher Scientific, Inc.	8,659,926
7,700	Tyler Technologies, Inc.*	2,670,976
30,000	United Parcel Service, Inc. Class B	3,335,400
5,400	United Therapeutics Corp.*	653,400
32,802	UnitedHealth Group, Inc.	9,674,950
11,700	VeriSign, Inc.*	2,419,911
112,812	Verizon Communications, Inc.	6,219,326
9,500	Vertex Pharmaceuticals, Inc.*	2,757,945
24,400	Visa, Inc. Class A	4,713,348
43,036	Walmart, Inc.	5,154,852
31,885	Waste Management, Inc.	3,376,940
26,700	WEC Energy Group, Inc.	2,340,255
600	West Pharmaceutical Services, Inc.	136,302
17,759	Xcel Energy, Inc.	1,109,938
79,187	Yum China Holdings, Inc.	3,806,519
11,667	Zimmer Biomet Holdings, Inc.	1,392,573
28,000	Zoetis, Inc.	3,837,120

	Total United States	629,533,525

	TOTAL COMMON STOCKS (COST $931,892,584)	1,022,514,434

	PREFERRED STOCK — 0.2%

	Germany — 0.2%
22,459	Henkel AG & Co. KGaA, 2.36%	2,087,255

	TOTAL PREFERRED STOCK (COST $1,898,212)	2,087,255

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.6%

	Mutual Fund - Securities Lending Collateral — 0.5%
5,056,955	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(c) (d)	5,056,955

	U.S. Government and Agency Obligations — 0.1%
1,000,000	United States Treasury Bill, 0.04%, due 07/02/20(e) (f)	999,998

	TOTAL SHORT-TERM INVESTMENTS (COST $6,056,937)	6,056,953

	TOTAL INVESTMENTS — 92.8% (Cost $939,847,733)	1,030,658,642

	Other Assets and Liabilities (net) — 7.2%	80,378,215

	NET ASSETS — 100.0%	$1,111,036,857

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $24,295 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2020 was $35,225.

(c)	The rate disclosed is the 7-day net yield as of June 30, 2020.

(d)	Represents an investment of securities lending cash collateral.

(e)	All or a portion of this security is pledged for open futures collateral.

(f)	Interest rate presented is yield to maturity.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
38	Canadian Dollar	Sep 2020	$2,797,560	$(598)
280	MSCI EAFE Index	Sep 2020	24,897,600	196,059
357	S&P 500 E-mini Index	Sep 2020	55,160,070	1,075,400
21	S&P/TSX 60 Index	Sep 2020	2,863,216	44,371

				$1,315,232

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	32.9
Financial	14.5
Communications	14.0
Technology	9.5
Industrial	9.4
Utilities	5.4
Consumer, Cyclical	4.2
Basic Materials	2.3
Energy	0.1
Diversified	0.0	*
Short-Term Investments	0.5
Other Assets and Liabilities (net)	7.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.